Income Tax - Schedule of Financial Basis and Tax Basis of Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Financial Basis And Tax Basis Of Assets And Liabilities Abstract
Net operating loss	$ 7,482,013	$ 3,378,241	$ 1,131,833
Deferred tax asset	2,038,557	1,542,633	1,285,609
Valuation allowance	(2,038,557)	(1,542,633)	(1,285,609)
Total deferred tax assets, net